Trade receivables and other current assets - Disclosure of Changes in Research Tax Credit Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit receivable at beginning of period	€ 1,927	€ 5,688
Research tax credit receivable at end of period	2,490	1,927
2018 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund of research tax credit		(3,251)
2019 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund of research tax credit		(2,374)
2019 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund of research tax credit		(64)
2020 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit		1,900
2020 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund of research tax credit	(1,858)
Research tax credit		1,858
2020 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Refund of research tax credit	(69)
Research tax credit		€ 69
2021 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	2,500
2021 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	2,272
2021 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	€ 218